Consolidated Statements of Changes in Shareholders' Equity		Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] HKD ($) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] HKD ($) shares	Subscription Receivable [Member] USD ($)	Subscription Receivable [Member] HKD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Deferred Compensation [Member] USD ($)	Deferred Compensation [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	USD ($)	HKD ($)
Balance at Sep. 30, 2022			$ 97,293		$ 61,277		$ (150,720)						$ 2,077,612		$ 2,085,462
Balance, shares at Sep. 30, 2022 | shares	[1]	12,394,000	12,394,000	7,806,000	7,806,000
Dividend distribution													(5,700,000)		(5,700,000)
Net income (loss)													6,561,051		6,561,051
Balance at Sep. 30, 2023			$ 97,293		$ 61,277		(150,720)						2,938,663		2,946,513
Balance, shares at Sep. 30, 2023 | shares	[1]	12,394,000	12,394,000	7,806,000	7,806,000
Net income (loss)													7,461,446		7,461,446
Balance at Sep. 30, 2024			$ 97,293		$ 61,277		(150,720)						10,400,109		10,407,959
Balance, shares at Sep. 30, 2024 | shares	[1]	12,394,000	12,394,000	7,806,000	7,806,000
Net income (loss)													(40,947,492)	$ (5,262,566)	(40,947,492)
Proceeds from share subscription							150,720								150,720
Proceeds from initial public offerings, net of expenses			$ 13,738						37,410,305						37,424,043
Proceeds from initial public offerings, net of expenses, shares | shares	[1]	1,750,000	1,750,000
Shares issued for marketing and consulting services			$ 34,461						131,797,239		(131,831,700)
Shares issued for marketing and consulting services, shares | shares	[1]	4,390,000	4,390,000
Amortization of share- based compensation											43,943,900				43,943,900
Balance at Sep. 30, 2025		$ 18,699	$ 145,492	$ 7,875	$ 61,277			$ 21,746,526	$ 169,207,544	$ (11,295,326)	$ (87,887,800)	$ (3,925,945)	$ (30,547,383)	$ 6,551,829	$ 50,979,130
Balance, shares at Sep. 30, 2025 | shares	[1]	18,534,000	18,534,000	7,806,000	7,806,000

[1]	The share amounts are presented on a retroactive basis, giving effect to the effectiveness of Group Reorganization and Share Redesignation (see Note 1).